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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Science and Technology Fund
ING International Equity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of July 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 96.1%

		Australia: 0.3%
33,000		Computershare Ltd.	$276,749
			276,749
		Bermuda: 0.5%
10,300		Accenture Ltd.	433,939
			433,939
		Brazil: 0.5%
28,400	L	NET Servicos de Comunicacao SA ADR	457,240
			457,240
		Canada: 0.4%
9,500		Cognos, Inc.	381,140
			381,140
		Cayman Islands: 0.6%
21,100		Seagate Technology, Inc.	496,061
			496,061
		China: 0.0%
1,300		China Communications Services Corp., Ltd.	924
			924
		France: 3.6%
4,400		Alstom	791,195
13,600	L	Business Objects SA ADR	612,000
5,454		Capgemini SA	358,479
3,200		Neopost SA	462,516
5,561		NicOx SA	129,655
4,500		Schneider Electric SA	600,445
1,800		UbiSoft Entertainment	117,249
			3,071,539
		Germany: 3.0%
23,200		Infineon Technologies AG ADR	379,784
20,100	L	SAP AG ADR	1,083,792
3,800		Siemens AG	480,950
6,100		Software AG	608,487
			2,553,013
		Hong Kong: 2.1%
83,900		ASM Pacific Technology	768,836
86,600		China Mobile Ltd.	995,057
			1,763,893
		India: 1.4%
52,800		Bharti Airtel Ltd.	1,169,277
			1,169,277
		Japan: 4.1%
6,500		Disco Corp.	354,271
31,200		Kurita Water Industries Ltd.	989,156
4,400		Nihon Dempa Kogyo Co., Ltd.	249,774
1,500		Nintendo Co., Ltd.	723,194
55,300		Shimadzu Corp.	614,739
22,000		Sumitomo Metal Mining Co., Ltd.	533,706
			3,464,840
		Mexico: 0.6%
9,100		America Movil SA de CV ADR	544,908
			544,908
		South Korea: 1.4%
3,900		NHN Corp.	712,130
700		Samsung Electronics Co., Ltd.	462,118
			1,174,248
		Switzerland: 1.5%
3,500		Roche Holding AG	619,872
7,000		Roche Holding Ltd. ADR	624,148
			1,244,020
		Taiwan: 4.1%
1		Cheng Uei Precision Industry Co., Ltd.	3
71,027		HON HAI Precision Industry Co., Ltd.	584,004
472,500		Inventec Co., Ltd.	327,510
31,500		MediaTek, Inc.	561,551
123,000		Realtek Semiconductor Corp.	706,228
278,000		Synnex Technology International Corp.	582,445
51,254		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	520,228
291,861		Vanguard International Semiconductor Corp.	249,090
			3,531,059
		United Kingdom: 2.0%
41,200		Autonomy Corp. PLC	685,324
52,100		Blinkx PLC	44,445
92,900		Meggitt PLC	574,280
33,300		Rightmove PLC	388,043
			1,692,092
		United States: 70.0%
7,400		Abbott Laboratories	375,106

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of July 31, 2007 (Unaudited) (continued)

Shares			Value
		United States: (continued)
24,700	L	Adobe Systems, Inc.	$995,163
25,300		Agilent Technologies, Inc.	965,195
10,300	L	Alexion Pharmaceuticals, Inc.	599,048
20,600		Altera Corp.	477,920
12,600		American Tower Corp.	524,916
15,100		Amphenol Corp.	517,326
15,800		Analog Devices, Inc.	560,110
21,700		Apple, Inc.	2,859,192
22,300		Applera Corp. - Celera Genomics Group	268,046
32,850		Applied Materials, Inc.	724,014
14,800		AT&T, Inc.	579,568
24,600		Atheros Communications, Inc.	685,848
17,700		Autodesk, Inc.	749,949
8,700		Avnet, Inc.	329,556
8,000		Becton Dickinson & Co.	610,880
22,000	L	BioMarin Pharmaceuticals, Inc.	397,320
26,200		Broadcom Corp.	859,622
24,400	L	Cadence Design Systems, Inc.	522,160
6,100	L	Cavium Networks, Inc.	144,875
7,200		Celgene Corp.	436,032
2,500	L	Cephalon, Inc.	187,850
8,700	L	Charles River Laboratories International, Inc.	445,266
22,400		Chordiant Software, Inc.	320,320
28,300	L	Ciena Corp.	1,033,799
58,900		Cisco Systems, Inc.	1,702,802
10,000	L	Clearwire Corp. - Class A	285,300
14,200		Computer Sciences Corp.	790,656
3,100		comScore, Inc.	72,788
32,000		Corning, Inc.	762,880
6,200	W	Covance, Inc.	437,534
10,900		CVS Caremark Corp.	383,571
14,600	L	Cyberonics	204,400
25,300	L	DST Systems, Inc.	1,919,511
18,600		eBay, Inc.	602,640
9,000		Electronic Arts, Inc.	437,760
39,200		EMC Corp.	725,592
64,400	L	Finisar Corp.	233,772
7,000		Fiserv, Inc.	345,940
35,500	L	Foundry Networks, Inc.	624,445
20,400		Gilead Sciences, Inc.	759,492
14,300		Goodrich Corp.	899,613
3,200		Google, Inc. - Class A	1,632,000
13,300		Harris Corp.	729,904
24,900		Hewlett-Packard Co.	1,146,147
10,500		ImClone Systems, Inc.	345,450
8,800	L	Integra LifeSciences Holdings Corp.	436,920
25,600		Integrated Device Technology, Inc.	416,512
45,300		Intel Corp.	1,069,986
17,200		International Business Machines Corp.	1,903,180
14,500		Intersil Corp.	424,125
17,600		Jabil Circuit, Inc.	396,528
4,400		Johnson & Johnson	266,200
25,300		Juniper Networks, Inc.	757,988
19,200	L	KLA-Tencor Corp.	1,090,368
18,825	L	Kosan Biosciences, Inc.	78,312
39,100	L	Kulicke & Soffa Industries, Inc.	365,976
4,400	L	Kyphon, Inc.	288,728
9,600	L	Lam Research Corp.	555,264
15,400	L	Liberty Global, Inc.	645,722
10,700	L	Limelight Networks, Inc.	177,085
12,300	L	Linear Technology Corp.	438,495
9,500		Lockheed Martin Corp.	935,560
24,300		Maxim Integrated Products	770,310
11,800		McAfee, Inc.	423,148
15,300		Medtronic, Inc.	775,251
9,900		MEMC Electronic Materials, Inc.	607,068
18,100		Merck & Co., Inc.	898,665
21,100		MetroPCS Communications, Inc.	772,682
34,588		Microsoft Corp.	1,002,706
5,200	L	Millipore Corp.	408,772
24,200		Motorola, Inc.	411,158
23,200	L	Myriad Genetics, Inc.	867,216
20,400		National Semiconductor Corp.	530,196
1,100	L	Netezza Corp.	16,775
8,800	L	Netlogic Microsystems, Inc.	268,224
12,800		Network Appliance, Inc.	362,752
14,800	L	Nvidia Corp.	677,248
36,892		Oracle Corp.	705,375
10,600	L	Owens & Minor, Inc.	407,570
6,600	L	Priceline.com, Inc.	421,080
25,800		Qualcomm, Inc.	1,074,570
12,600		SenoRx, Inc.	122,598
14,900		St. Jude Medical, Inc.	642,786

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of July 31, 2007 (Unaudited) (continued)

Shares			Value
		United States: (continued)
6,500		Stryker Corp.	$405,795
24,900		Sybase, Inc.	590,628
14,700		Synopsys, Inc.	359,562
25,800		Texas Instruments, Inc.	907,902
4,100		Textron, Inc.	462,849
43,100		TIBCO Software, Inc.	350,403
7,100	L	Varian, Inc.	426,994
24,800	L	VeriSign, Inc.	736,312
7,300		Waters Corp.	425,298
27,500	L	Wright Medical Group, Inc.	665,775
14,600	L	Xilinx, Inc.	365,000
18,300	L	Yahoo!, Inc.	425,475
			59,746,370
		Total Common Stock
		(Cost $ 66,276,817 )	82,001,312

Principal Amount				Value
SHORT-TERM INVESTMENTS: 21.5%

		U.S. Government Agency Obligations: 2.7%
$2,300,000		Federal Home Loan Bank, 4.890%, due 08/01/07		$2,299,675

		Total U.S. Government Agency Obligations
		(Cost $2,299,675)		2,299,675

		Securities Lending Collateralcc: 18.8%
16,092,000		The Bank of New York Mellon Corp. Institutional Cash Reserves Fund		16,092,000

		Total Securities Lending Collateral
		(Cost $16,092,000)		16,092,000

		Total Short-Term Investments
		(Cost $18,391,675)		18,391,675

		Total Investments in Securities
		(Cost $84,668,492)*	117.6%	$100,392,987
		Other Assets and Liabilities — Net	(17.6)	(15,043,212)
		Net Assets	100.0%	$85,349,775

	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security
	L	Loaned security, a portion or all of the security is on loan at July 31, 2007.

	*	Cost for federal income tax purposes is $84,772,656.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$17,037,746
		Gross Unrealized Depreciation		(1,417,415)
		Net Unrealized Appreciation		$15,620,331

Industry	Percentage of Net Assets
Aerospace/Defense	2.8%
Biotechnology	4.3
Commercial Services	0.5
Computers	14.3
Distribution/Wholesale	0.5
Electrical Components & Equipment	0.7
Electronics	5.3
Environmental Control	1.2
Hand/Machine Tools	0.4
Healthcare - Products	5.4
Healthcare - Services	0.5
Internet	7.2
Machinery - Diversified	0.9
Media	1.3
Mining	0.6
Miscellaneous Manufacturing	1.1
Office/Business Equipment	0.5
Pharmaceuticals	4.9
Retail	0.5
Semiconductors	17.5
Software	9.7
Telecommunications	15.1
Toys/Games/Hobbies	0.9
Short-Term Investments	21.5
Other Assets and Liabilities - Net	(17.6)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of July 31, 2007 (Unaudited) (continued)

At July 31, 2007 the following forward currency contracts were outstanding for the ING Global Science and Technology Fund:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
				USD
EURO
EUR	12,000	Buy	10/17/07	16,587	$16,458	$(129)
Japanese Yen
JPY	61,405,000	Buy	10/15/07	508,732	523,453	14,720
Norway Krone
NOK	735,000	Buy	10/17/07	126,859	126,216	(642)
						$13,949

Switzerland Francs
CHF	760,000	Sell	10/17/07	635,832	$636,119	$(287)
EURO
EUR	1,666,700	Sell	10/17/07	2,301,713	2,285,825	15,888
British Pound Sterling
GBP	1,168,630	Sell	10/17/07	2,369,521	2,370,647	(1,126)
Hong Kong Dollars
HKD	10,280,000	Sell	10/17/07	1,318,443	1,316,474	1,969
India Rupees
INR	32,480,000	Sell	10/24/07	799,606	801,613	(2,007)
Japanese Yen
JPY	340,317,328	Sell	10/17/07	2,811,562	2,901,803	(90,241)
Japanese Yen
JPY	100,000,000	Sell	10/17/07	829,765	852,676	(22,910)
Japanese Yen
JPY	18,073,500	Sell	10/17/07	153,159	154,108	(949)
Korea (South) Won
KRW	2,434,445,000	Sell	10/24/07	2,667,593	2,656,218	11,375
Singapore Dollars
SGD	546,000	Sell	10/17/07	363,301	362,390	911
Taiwan New Dollars
TWD	75,000,000	Sell	10/24/07	2,306,060	2,301,922	4,139
						$(83,238)

PORTFOLIO OF INVESTMENTS
ING International Equity Fund	as of July 31, 2007 (Unaudited)

Shares		Value
COMMON STOCK: 97.3%
	Australia: 4.1%
80,065	BHP Billiton Ltd.	$2,550,210
104,091	Brambles Ltd.	974,502
54,100	National Australia Bank Ltd.	1,760,079
		5,284,791
	Belgium: 2.6%
57,122	Fortis	2,251,354
13,373	Omega Pharma SA	1,146,911
		3,398,265
	Brazil: 1.8%
18,600	Petroleo Brasileiro SA ADR	1,207,140
9,600	Uniao de Bancos Brasileiros SA GDR	1,119,744
		2,326,884
	China: 0.8%
984,000	China Yurun Food Group Ltd.	1,047,695
		1,047,695
	Egypt: 0.7%
13,400	Orascom Telecom GDR	902,020
		902,020
	France: 9.4%
119,384	Alcatel SA	1,392,966
11,656	LVMH Moet Hennessy Louis Vuitton SA	1,302,652
11,620	Schneider Electric SA	1,550,483
9,893	Societe Generale	1,700,405
30,300	Total SA	2,386,181
21,998	Veolia Environnement	1,634,502
50,122	Vivendi	2,129,010
		12,096,199
	Germany: 8.8%
13,358	Deutsche Bank AG	1,820,131
34,300	Fresenius Medical Care AG & Co. KGaA	1,621,099
35,811	Heidelberger Druckmaschinen	1,746,879
24,300	Henkel KGaA - Vorzug	1,314,621
18,100	RWE AG	1,917,699
22,315	Siemens AG	2,824,317
		11,244,746
	Hong Kong: 0.9%
82,000	Cheung Kong Holdings Ltd.	1,150,647
		1,150,647
	Ireland: 3.2%
37,800	Bank of Ireland - Dublin Exchange	705,968
42,400	Bank of Ireland - London Exchange	795,587
110,722	C&C Group PLC	900,743
70,303	Smurfit Kappa PLC	1,649,583
		4,051,881
	Italy: 5.4%
54,800	ERG S.p.A.	1,299,108
39,464	Italcementi S.p.A.	1,082,480
735,949	Telecom Italia S.p.A. RNC	1,588,103
349,800	UniCredito Italiano S.p.A.	2,967,355
		6,937,046
	Japan: 21.4%
137,000	Bank of Yokohama Ltd.	952,681
54,800	Don Quijote Co., Ltd.	1,087,347
183	East Japan Railway Co.	1,357,299
20,600	Elpida Memory, Inc.	909,740
230,000	Fuji Heavy Industries Ltd.	1,077,143
355,500	Haseko Corp.	943,692
53,300	Hitachi Construction Machinery Co., Ltd.	2,114,110
41,900	Hoya Corp.	1,324,994
414	Kenedix, Inc.	692,660
100,500	Konica Minolta Holdings, Inc.	1,485,874
64,000	Matsushita Electric Industrial Co., Ltd.	1,170,132
145	Mitsubishi UFJ Financial Group, Inc.	1,547,421
45,000	Mitsui Fudosan Co., Ltd.	1,174,931
126,700	Nissan Motor Co., Ltd.	1,369,444
57,300	Seven & I Holdings Co., Ltd.	1,609,141
7,770	SFCG Co., Ltd.	1,193,043
55,600	Shinko Electric Industries	1,338,863
261,000	Sumitomo Chemical Co., Ltd.	1,946,622
65,000	Sumitomo Corp.	1,258,852
305,000	Sumitomo Metal Industries Ltd.	1,756,360
1	Sumitomo Rubber Industries, Inc.	12
126,000	Sumitomo Trust & Banking Co., Ltd.	1,063,784
		27,374,145

PORTFOLIO OF INVESTMENTS
ING International Equity Fund	as of July 31, 2007 (Unaudited) (continued)

Shares			Value
		Mexico: 0.7%
25,500		Fomento Economico Mexicano SA de CV ADR	$944,010
			944,010
		Netherlands: 5.9%
48,053		Koninklijke Philips Electronics NV	1,942,470
61,063		Royal Dutch Shell PLC - Class B	2,414,613
74,066		Tele Atlas NV	2,093,607
28,392		USG People NV	1,111,382
			7,562,072
		Norway: 1.2%
65,000		Petroleum Geo-Services ASA	1,544,079
			1,544,079
		Russia: 0.8%
10,297		Wimm-Bill-Dann Foods OJSC ADR	967,918
			967,918
		South Korea: 0.6%
8,985		Kookmin Bank ADR	770,823
			770,823
		Spain: 3.9%
94,418		Banco Bilbao Vizcaya Argentaria SA	2,311,401
113,622		Telefonica SA	2,659,147
			4,970,548
		Sweden: 1.0%
80,286		Atlas Copco AB - Class B	1,284,501
			1,284,501
		Switzerland: 5.6%
7,988		Nestle SA	3,068,812
13,040		Roche Holding AG	2,309,466
6,302		Zurich Financial Services AG	1,836,353
			7,214,631
		Taiwan: 0.7%
88,439		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	897,656
			897,656
		United Kingdom: 17.8%
35,253		AstraZeneca PLC	1,821,981
154,326		Barclays PLC	2,167,677
165,144		British Airways PLC	1,317,369
62,245		British American Tobacco PLC	2,011,507
129,645		Croda International	1,824,851
202,904		First Choice Holidays PLC	1,260,533
99,300		GlaxoSmithKline PLC	2,513,112
168,771		HSBC Holdings PLC	3,127,361
753,001		Legal & General Group PLC	2,122,683
60,023		Scottish & Southern Energy PLC	1,753,805
123,275		Tate & Lyle PLC	1,411,353
476,100		Vodafone Group PLC	1,431,239
			22,763,471
		Total Common Stock
		(Cost $112,164,803)	124,734,028

PREFERRED STOCK: 1.1%
		Germany: 1.1%
39,575		ProSieben SAT.1 Media AG	1,460,729

		Total Preferred Stock
		(Cost $1,357,449)	1,460,729

		Total Long-Term Investments
		(Cost $113,522,252)	126,194,757

SHORT-TERM INVESTMENTS: 1.5%
		Mutual Funds: 1.4%
1,800,000	**	ING Institutional Prime Money Market Fund	1,800,000

		Total Mutual Funds
		(Cost $1,800,000)	1,800,000

Principal Amount			Value

$111,000	Repurchase Agreement: 0.1%
	Goldman Sachs Repurchase Agreement dated 07/31/07, 5.240%, due 08/01/07, $111,016 to be received upon repurchase (Collateralized by $114,000 Federal Home Loan Mortgage Corporation, Discount Note, Market Value $113,851, due 02/25/19)		$111,000

	Total Repurchase Agreement
	(Cost $111,000)		$111,000

	Total Short-Term Investments
	(Cost $1,911,000)		1,911,000

	Total Investments in Securities
	(Cost $115,433,252)*	99.9%	$128,105,757
	Other Assets and Liabilities — Net	0.1	105,071
	Net Assets	100.0%	$128,210,828

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
**	Investment in affiliate

*	Cost for federal income tax purposes is $115,447,468.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$ 17,052,621
	Gross Unrealized Depreciation	(4,394,332)
	Net Unrealized Appreciation	$ 12,658,289

Industry	Percentage of Net Assets
Agriculture	1.6%
Airlines	1.0
Auto Manufacturers	1.9
Auto Parts & Equipment	0.0
Banks	19.5
Beverages	1.4
Building Materials	0.8
Chemicals	2.9
Commercial Services	1.6
Distribution/Wholesale	1.0
Diversified Financial Services	1.5
Electric	2.9
Electrical Components & Equipment	1.2
Electronics	2.5
Food	5.1
Forest Products & Paper	1.3
Healthcare - Services	1.3
Holding Companies - Diversified	1.0
Home Builders	0.7
Home Furnishings	0.9
Household Products/Wares	1.0
Insurance	3.1
Iron/Steel	1.4
Leisure Time	1.0
Machinery - Construction & Mining	2.6
Machinery - Diversified	1.4
Media	2.8
Mining	2.0
Miscellaneous Manufacturing	3.4
Oil & Gas	5.7
Oil & Gas Services	1.2
Pharmaceuticals	6.1
Real Estate	1.8
Retail	2.1
Semiconductors	2.5
Software	1.6
Telecommunications	6.2
Transportation	1.1
Water	1.3
Short-Term Investments	1.5
Other Assets and Liabilities - Net	0.1
Net Assets	100.0%

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 1, 2007
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	October 1, 2007